Document and Entity Information	3 Months Ended
Mar. 31, 2014
Document And Entity Information
Entity Registrant Name	AUDIOEYE INC
Entity Central Index Key	0001362190
Document Type	S-1
Document Period End Date	Mar. 31, 2014
Amendment Flag	false
Entity Filer Category	Smaller Reporting Company